Accounting policies, changes in accounting estimates and errors (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2020	Jan. 01, 2020
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets					R$ 79,715
Depreciation, right-of-use assets	R$ 12,227
Useful life measured as period of time, property, plant and equipment	5 years
IFRS 16 [Member]
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets				R$ 79,718
Discount rate (percent)				2.15%
Current lease liabilities	R$ 12,833
Non-current lease liabilities	59,223
Depreciation, right-of-use assets	12,239
Interest expense on lease liabilities	699
Cash outflow for leases	R$ 11,490
Buildings [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Software licenses
Disclosure of detailed information about intangible assets [line items]
Intagible assets with useful life defined	5 years	5 years	3 years
Minimum | Data processing equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Minimum | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Other assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Maximum | Data processing equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Maximum | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Other assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years